Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000005793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.14%	21.30%	6.68%	5.43%
C000005790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.40%	14.62%	5.27%	4.58%
C000005790 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.02%	20.97%	6.41%	5.14%
C000005792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	5.63%	19.09%	5.59%	4.51%
C000005792 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.63%	20.09%	5.59%	4.51%
C000172904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.19%	21.36%	6.77%	5.50%
C000005794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	6.83%	20.53%	6.03%	4.78%
FTSE World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	11.03%	33.62%	12.17%	10.00%
Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	7.89%	22.06%	6.57%	6.24%